CONSOLIDATED BALANCE SHEETS	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 3,759,535	$ 3,451,138
Short-term Investment	294,568	279,810
Accounts receivable, net of allowance for doubtful accounts of $2,020,373 and $1,919,152, respectively	31,393,289	25,115,040
Notes receivable	192,819	385,519
Other receivables	3,337,634	1,866,321
Due from related parties	47,135	110,990
Inventories	21,679,258	20,796,075
Advance to suppliers	4,078,256	6,848,143
Total current assets	64,782,494	58,853,036
Property, plant and equipment, net	7,870,680	6,595,704
Intangible assets, net	929,021	918,717
Deferred tax assets	724,612	289,756
Long-term deposit	11,836,860	11,453,690
Long-term Investment	306,837	291,464
TOTAL ASSETS	86,450,504	78,402,367
Current liabilities:
Accounts payable	10,351,880	4,182,530
Accrued expenses and other current liabilities	4,172,781	4,438,570
Accrued payroll and welfare	1,555,705	1,340,060
Advance from customers	2,345,891	2,422,776
Due to related parties	1,315,803	1,446,461
Short-term bank borrowings	17,372,894	16,281,461
Other borrowing - short term portion	420,741	0
Notes payables	153,175	296,267
Income tax payable	3,188,615	4,176,537
Total current liabilities	40,877,485	34,584,662
Other borrowing - long term portion	269,290	0
TOTAL LIABILITIES	41,146,775	34,584,662
Equity
Common stock, no par value, 50,000,000 shares authorized, 16,558,037 and 16,558,037 shares issued and outstanding, respectively	0	0
Additional paid-in capital	18,049,630	18,049,630
Statutory surplus reserve	2,904,699	2,904,699
Retained earnings	23,546,921	24,372,535
Accumulated other comprehensive income (loss)	492,685	(1,808,825)
Total equity attributable to ZK International Group Co., Ltd.	44,993,935	43,518,039
Equity attributable to non-controlling interests	309,794	299,666
Total equity	45,303,729	43,817,705
TOTAL LIABILITIES AND EQUITY	$ 86,450,504	$ 78,402,367